Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Other than in exceptional cases, such as promotions or new hires, long-term incentive awards are granted in the first quarter of the fiscal year (calendar quarter ending December 31), when the Human Capital Committee determines salary levels and bonus programs for the new fiscal year. The Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of such awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Other than in exceptional cases, such as promotions or new hires, long-term incentive awards are granted in the first quarter of the fiscal year (calendar quarter ending December 31), when the Human Capital Committee determines salary levels and bonus programs for the new fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of such awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false